Derivative Liability (Details) - Xos, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Liability (Details) [Line Items]
Fair value of amount		$ 1,708
Percentage of derivative liabilities		100.00%
Derivative liabilities		$ 6,394	$ 690	$ 427
Increase decrease in derivative liabilities		$ 1,510
Percentage of adjusted fair value		100.00%
Purchase of shares (in Shares)	319,411
Exercise price (in Dollars per share)	$ 8.50
Fair value of warrant liability	$ 3,100	$ 1,700
Merger, percentage	75.00%
Percentage of conversion rate	100.00%
Derivative liability value	$ 6,400
Fair value of derivative liability, Percentage	100.00%
Expire term, description	The warrant is exercisable for 5 years from issuance date and expires on 2025 or earlier upon the consummation of a liquidation event or a SPAC transaction.
Description of private scenario	25% probability of occurrence with per share value determined based on equal 50-50 weighting of the (i) market approach (ie. average revenue multiples derived from our peer group under the guideline public company method) and (ii) income approach